Fair Value Measurements And Disclosure (Notional Amount Of Our Outstanding Derivative Positions) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 39,292	$ 36,792
Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	9,650	7,050
Cross-Currency Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	29,642	29,642
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 0	$ 100